Related parties - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 8,338	$ 8,582
Executive officers and directors [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation		6,812
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Legal fees	152	$ 255
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Contingent consideration payable	$ 7,850